INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

(in thousands of $)	June 30, 2021	December 31, 2020
Corporate Bonds	8,293	9,431
Equity Securities	14,512	19,374
Total Investment in Debt and Equity Securities	22,805	28,805

Schedule of debt securities, available-for-sale
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Six months ended June 30, 2021			Year ended December 31, 2020
(in thousands of $)	Amortized Cost	Unrealized gains/(losses)	Fair value	Amortized Cost	Unrealized gains/(losses)	Fair value
Corporate bonds:
NorAm Drilling Bond	4,132	488	4,620	4,132	511	4,643
NT Rig Holdco 12%	3,567	106	3,673	3,567	404	3,971
NT Rig Holdco 7.5%	—	—	—	817	—	817
Total corporate bonds	7,699	594	8,293	8,516	915	9,431

Schedule of debt and equity securities
Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	June 30, 2021	December 31, 2020
Frontline	13,032	9,007
NorAm Drilling	1,480	1,484
ADS Maritime Holding	—	8,883
Total Equity Securities	14,512	19,374

Equity Securities pledged to creditors	13,032	9,007